Stock Options and Warrants (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding, Number of Shares	8,910,000	3,220,735
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 1.29	$ 0.001
Options Exercisable, Number of Shares	533,334
Options Exercisable, Weighted Average Exercise Price	$ 1.00
Exercise Price Range One [Member]
Exercise Price, Lower Limit	$ 0.51
Exercise Price, Upper Limit	$ 1.00
Options Outstanding, Number of Shares	1,500,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 4 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 1.00
Options Exercisable, Number of Shares	533,334
Options Exercisable, Weighted Average Exercise Price	$ 1.00
Exercise Price Range Two [Member]
Exercise Price, Lower Limit	$ 1.01
Exercise Price, Upper Limit	$ 1.50
Options Outstanding, Number of Shares	5,860,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 7 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 1.30
Options Exercisable, Number of Shares
Options Exercisable, Weighted Average Exercise Price
Exercise Price Range Three [Member]
Exercise Price, Lower Limit	$ 1.51
Exercise Price, Upper Limit	$ 2.00
Options Outstanding, Number of Shares	1,550,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 10 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 1.52
Options Exercisable, Number of Shares
Options Exercisable, Weighted Average Exercise Price